Shareholders' equity	12 Months Ended
Mar. 31, 2023
Stockholders' Equity [Abstract]
Shareholders' equity
1
6
. Shareholders’ equity:
The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2021, 2022 and 2023.

	Number of Shares
	Year ended March 31
	2021	2022	2023
Common stock outstanding at beginning of year	3,038,587,493	3,063,155,434	3,017,804,012
Decrease of common stock by cancellation of treasury stock	(260,000,000)	—	—
Common stock held in treasury:
Repurchases of common stock	(20,129)	(80,020,237)	(50,016,744)
Sales of common stock	353	345	296
Common stock issued to employees	24,587,717	34,682,592	35,900,087
Cancellation of treasury stock	260,000,000	—	—
Other net change in treasury stock	—	(14,122)	(8,327)

Common stock outstanding at end of year	3,063,155,434	3,017,804,012	3,003,679,324

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in
capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2021, 2022 and 2023, the amounts available for distributions were ¥1,232,753 million, ¥1,315,738 million and ¥1,425,642 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.
Dividends on the Company’s common stock per share for the years ended March 31, 2021, 2022 and 2023 were ¥35.0, ¥22.0 and ¥17.0, respectively.

During the year ended March 31, 2021, due to the cancellation of treasury stock on December 1, 2020, total number of issued shares and treasury stock decreased by 260,000,000 shares, respectively.
On October 29, 2021, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 80,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥50,000 million and (c) the share buyback will run from November 16, 2021 to March 31, 2022. Under this repurchase program, the Company repurchased 80,000,000 shares of common stock at a cost of ¥39,639 million.
On April 26, 2022, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 50,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥30,000 million and (c) the share buyback will run from May 17, 2022 to March 31, 2023. Under this repurchase program, the Company repurchased 50,000,000 shares of common stock at a cost of ¥24,719 million.
In addition to the above, the change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock held by affiliated companies, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity
(adding-to-holdings
requests) or common stock acquired to create round lots or eliminate odd lots.
Subsequent Events
On April 26, 2023, the board of directors approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article
459-1
of the Companies Act as follows: (a) total number of shares authorized for repurchase is up to 35,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥20,000 million and (c) the share buyback program will run from May 16, 2023 to March 29, 2024 (excluding the ten business days following the announcement of quarterly operating res ults).
On April 26, 2023, the board of directors approved a resolution to cancel a part of its own shares in accordance with Article 178 of the Companies Act of Japan. On June 1, 2023, the shares have been cancelled as follows.
Outline of cancellation
1. Type of shares cancelled : Nomura Holdings, Inc. common shares
2. Number of shares cancelled :

70,000,000
shares
3. Cancellation date :
June 1, 2023